Summary of Significant Accounting Policies (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jan. 02, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Textual)
Gains from the marketable securities	$ 192,134	$ 315,977
Available-for-sale securities sales proceeds	952,196	790,950
Recognized a gain on sale of securities	452,197	627,014
Unrealized gain on the investments in derivatives amounted	310,195	310,195
Unrealized loss on the investments in derivatives amounted	101,233	$ 101,233
Operating lease right-of-use assets	705,890		$ 959,641
Operating lease liabilities	$ 419,875		$ 982,288